CONSOLIDATEDS BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Ordinary shares, par value per share	$ 0.01	$ 0.01	$ 0.01
Ordinary shares, shares authorized	20,000,000	20,000,000	20,000,000
Ordinary shares, shares issued	8,071,601	8,051,942	3,988,168
Ordinary shares, shares outstanding	8,071,601	8,051,942	3,988,168
Mer Telemanagement Solutions Ltd [Member]
Trade receivables, allowance for credit losses	$ 73	$ 75	$ 69
Ordinary shares, par value per share	$ 0.06	$ 0.03	$ 0.03
Ordinary shares, shares authorized	8,500,000,000	17,000,000	17,000,000
Ordinary shares, shares issued	2,368,062	4,426,791	3,614,208
Ordinary shares, shares outstanding	2,367,162	4,424,991	3,612,408
Preferred Stock, par value per share	$ 0.06	$ 0.03	$ 0.03
Preferred Stock, shares authorized	1,500,000,000	3,000,000	3,000,000
Preferred Stock, shares issued	785,790	1,831,579	2,008,772
Preferred Stock, shares outstanding	785,790	1,831,579	2,008,772
Treasury shares, shares	900,000	1,800	1,800